Share capital and other reserves - Reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital, beginning	€ 293,937,000
Increase (decrease) through exercise of warrants, equity			€ 1,770,000
Aggregate share capital	356,445,000	€ 356,445,000	356,445,000
Balance at end of year	3,235,868,000	2,896,939,000	2,795,566,000
Share capital, ending	293,937,000	293,937,000
Share capital.
Share capital, beginning	293,937,000	293,937,000
Increase (decrease) through exercise of warrants, equity			333,000
Aggregate share capital	356,445,000	356,445,000
Costs of capital increase (accumulated)	(62,507,000)	(62,507,000)
Balance at end of year	293,937,000	293,937,000	293,937,000
Share capital, ending	€ 293,937,000	€ 293,937,000	€ 293,937,000